Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Members Contributions Net of Distributions [Member]	Members' Deficit [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 35,737,914	$ (6,027,934)				$ 29,709,980
Beginning balance, shares at Dec. 31, 2023
Net income (loss)					(24,104,797)	(24,104,797)
Recapitalization (Note 1)	(35,737,914)	6,027,934	$ 140,228	70,313,190	(4,913,394)	35,830,044
Recapitalization (Note 1), shares			140,227,818
Ending balance, value at Dec. 31, 2024			$ 140,228	70,313,190	(29,018,191)	41,435,227
Ending balance, shares at Dec. 31, 2024			140,227,818
Net income (loss)					(7,467,201)	(7,467,201)
Recapitalization (Note 1)			$ 42,851	(70,313,190)	(18,269,283)	(88,539,622)
Recapitalization, shares			42,850,576
Balance as of December 31, 2024, as adjusted			$ 183,078		(47,287,474)	(47,104,397)
Balance as of December 31, 2024, as adjusted, shares			183,078,394
Ending balance, value at Mar. 31, 2025			$ 183,078		(54,754,675)	(54,571,597)
Ending balance, shares at Mar. 31, 2025			183,078,394
Beginning balance, value at Dec. 31, 2024			$ 140,228	70,313,190	(29,018,191)	41,435,227
Beginning balance, shares at Dec. 31, 2024			140,227,818
Net income (loss)						102,800,908
Ending balance, value at Jun. 30, 2025			$ 14,926		12,070,455	12,085,381
Ending balance, shares at Jun. 30, 2025			149,264,925
Beginning balance, value at Dec. 31, 2024			$ 140,228	70,313,190	(29,018,191)	41,435,227
Beginning balance, shares at Dec. 31, 2024			140,227,818
ELOC at the market stock sales			$ 215	861,013		861,228
ELOC at the market stock sales, shares			2,150,000
Stock based compensation associated with restricted stock units				7,941,754		7,941,754
Non-employee share-based payments				835,818		835,818
Net income (loss)					74,004,768	74,004,768
Recapitalization (Note 1)			42,850	(70,313,190)	(18,269,283)	(88,539,623)
Issuance of common stock to FOCUS in connection with the Business Combination			$ 532	(226,081,998)		(226,081,466)
Issuance of common stock to FOCUS in connection with the Business Combination, shares			5,322,463
Common stock issued as compensation for ELOC commitment fee			$ 51	7,399,949		7,400,000
Common stock issued as compensation for ELOC commitment fee, shares			507,802
Common stock issued for conversion of loan payable to related party			$ 1,000	99,999,000		100,000,000
Common stock issued for conversion of loan payable to related party, shares			10,000,000
Common stock issued to settle Non-redemption Agreements in connection with the Business Combination			$ 62	1,239,938		1,240,000
Common stock issued to settle non-redemption agreements in connection with the Business Combination, shares			622,109
Common stock issued in conjunction with loan payable to related party			$ 1,209	46,988,791		46,990,000
Common stock issued in conjunction with loan payable to related party, shares			12,087,341
Common stock issued in conjunction with promissory notes			$ 39	199,960		199,999
Common stock issued in conjunction with promissory notes, shares			399,458
Common stock issued as compensation for severance			$ 60	13,199,940		13,200,000
Common stock issued as compensation for severance, shares			600,000
Common stock issued as replacement shares to Randy Soule			$ 195	19,088,430		19,088,625
Common stock issued as replacement shares to Randy Soule, shares			1,948,862
Recapitalization (Note 1), shares			42,850,576
Recapitalization (Note 1)			$ (170,515)	43,613,494	(43,442,979)
Recapitalization on June 6, 2025 (Note 1), shares			(57,446,488)
Common stock issued to EEME as advisory fees			$ 95	1,424,905		1,425,000
Common stock issued to EEME as advisory fees, shares			950,000
Common stock issued to BTIG as merger advisory fees			$ 13	999,987		1,000,000
Common stock issued to BTIG as merger advisory fees, shares			133,333
Common stock issued to EEME in conjunction with promissory note conversion			$ 735	7,857,884		7,858,619
Common stock issued to EEME in conjunction with promissory note conversion, shares			7,348,043
Common stock issued in conjunction with a consulting agreement			$ 6	47,994		48,000
Common stock issued in conjunction with a consulting agreement, shares			62,754
Common stock issued to Encore, a related party, to settle accounts payable			$ 3,678	27,996,322		28,000,000
Common stock issued to Encore, a related party, to settle accounts payable, shares			36,779,193
Additional shares issued in de-spac			$ 1			1
Additional shares issued in de-spac, shares			10,268
Common stock issued to Polar in connection with the Subscription Agreement			$ 192	743,808		744,000
Common stock issued to Polar in connection with the Subscription Agreement, shares			1,920,000
Ending balance, value at Dec. 31, 2025			$ 20,646	54,356,988	(16,725,685)	37,651,949
Ending balance, shares at Dec. 31, 2025			206,473,533
Beginning balance, value at Mar. 31, 2025			$ 183,078		(54,754,675)	(54,571,597)
Beginning balance, shares at Mar. 31, 2025			183,078,394
Stock based compensation associated with restricted stock units				1,131,710		1,131,710
Net income (loss)					110,268,109	110,268,109
Recapitalization (Note 1)			$ (170,515)	43,613,494	(43,442,979)
Recapitalization, shares			(57,446,488)
Issuance of common stock to FOCUS in connection with the Business Combination			$ 532	(226,081,998)		(226,081,466)
Issuance of common stock to FOCUS in connection with the Business Combination, shares			5,322,463
Common stock issued as compensation for ELOC commitment fee			$ 51	7,399,949		7,400,000
Common stock issued as compensation for ELOC commitment fee, shares			507,802
Common stock issued for conversion of loan payable to related party			$ 1,000	99,999,000		100,000,000
Common stock issued for conversion of loan payable to related party, shares			10,000,000
Common stock issued to settle Non-redemption Agreements in connection with the Business Combination			$ 62	1,239,938		1,240,000
Common stock issued to settle non-redemption agreements in connection with the Business Combination, shares			622,109
Common stock issued in conjunction with loan payable to related party			$ 120	(120)
Common stock issued in conjunction with loan payable to related party, shares			1,200,000
Common stock issued for conversion of loan payable to related party			$ 343	40,399,657		40,400,000
Common stock issued in conjunction with loan payable to related party, shares			3,431,096
Common stock issued in conjunction with promissory notes				10,000		10,000
Common stock issued in conjunction with promissory notes, shares			686
Common stock issued as compensation for severance			$ 60	13,199,940		13,200,000
Common stock issued as compensation for severance, shares			600,000
Common stock issued as replacement shares to Randy Soule			$ 195	19,088,430		19,088,625
Common stock issued as replacement shares to Randy Soule, shares			1,948,862
Ending balance, value at Jun. 30, 2025			$ 14,926		12,070,455	12,085,381
Ending balance, shares at Jun. 30, 2025			149,264,925
Beginning balance, value at Dec. 31, 2025			$ 20,646	54,356,988	(16,725,685)	37,651,949
Beginning balance, shares at Dec. 31, 2025			206,473,533
ELOC at the market stock sales			$ 1,519	2,678,710		2,680,229
ELOC at the market stock sales, shares			15,200,000
EEME Energy SPV I LLC capital raise			$ 6,900	6,893,100		6,900,000
EEME Energy SPV I LLC capital raise, shares			69,000,000
BTIG, LLC, stock issued in settlement			$ 27	69,308		69,335
BTIG, LLC, stock issued in settlement, shares			275,144
Stock based compensation associated with restricted stock units				(4,704,128)		(4,704,128)
Non-employee share-based payments				524,325		524,325
Net income (loss)					(17,812,415)	(17,812,415)
Ending balance, value at Mar. 31, 2026			$ 29,092	59,818,303	(34,538,100)	25,309,295
Ending balance, shares at Mar. 31, 2026			290,948,677
Beginning balance, value at Dec. 31, 2025			$ 20,646	54,356,988	(16,725,685)	37,651,949
Beginning balance, shares at Dec. 31, 2025			206,473,533
Net income (loss)						(31,945,434)
Ending balance, value at Jun. 30, 2026			$ 39,452	85,902,009	(48,671,118)	37,270,343
Ending balance, shares at Jun. 30, 2026			394,530,494
Beginning balance, value at Mar. 31, 2026			$ 29,092	59,818,303	(34,538,100)	25,309,295
Beginning balance, shares at Mar. 31, 2026			290,948,677
EEME Energy SPV I LLC capital raise			$ 3,433	4,096,568		4,100,001
EEME Energy SPV I LLC capital raise, shares			34,333,340
Stock based compensation associated with restricted stock units				(1,400,456)		(1,400,456)
Net income (loss)					(14,133,018)	(14,133,018)
Common stock issued for penalty interest on notes payable			$ 168	1,858,378		1,858,546
Common stock issued for penalty interest on notes payable, shares			1,684,111
Common stock issued to Brown Stone			$ 2,333	2,997,667		3,000,000
Common stock issued to Brown Stone, shares			23,333,340
Common stock issued to Roth Capital			$ 101	362,149		362,250
Roth Capital - for professional services, shares			1,012,353
Common stock issued to Narrow Road			$ 67	99,933		100,000
Common stock issued to Narrow Road, shares			666,667
Common stock issued to Connective Capital			$ 267	399,733		400,000
Common stock issued to Connective Capital, shares			2,666,667
Common stock issued to Intracoastal Capital			$ 67	99,933		100,000
Common stock issued to Intracoastal Capital, shares			666,667
Common stock issued to Wainwright			$ 15	22,735		22,750
Common stock issued to Wainwright, shares			151,666
Common stock issued to Encore, a related party, to settle accounts payable			$ 3,703	16,698,354		16,702,057
Common stock issued to Encore, a related party, to settle accounts payable, shares			37,033,385
Common stock issued to settle accounts payable with vendors			$ 206	917,414		917,620
Common stock issued to settle accounts payable with vendors, shares			2,033,621
Stock issuance costs				(68,702)		(68,702)
Ending balance, value at Jun. 30, 2026			$ 39,452	$ 85,902,009	$ (48,671,118)	$ 37,270,343
Ending balance, shares at Jun. 30, 2026			394,530,494